CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividends paid	$ 125	$ 86
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	1,166,577,478
Par value per share (in dollars per share)	$ 0
Preferred shares | First Preferred Shares, Series A
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	10,000,000
Preferred shares | First Preference Shares, Series B
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	10,000,000
Preferred shares | First Preferred Shares, Series C Special Voting Share
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	1
Preferred shares | Second Preferred Shares, Series A
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	0
Number of shares authorized (shares)	15,000,000
Capital stock
Disclosure of classes of share capital [line items]
Dividends reinvested	$ 16	$ 8